VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Investments

September 30, 2025 (unaudited)

0.25%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 0.000%(B)			39,274		$39,274
	(Cost: $39,274)
103.89%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
102.08%
	CALL
	S&P 500 Mini Index	20	$ 1,337,700	$0.01	01/21/2026 $	1,335,768
	S&P 500 Mini Index	20	1,337,700	0.01	03/18/2026	1,335,502
	S&P 500 Mini Index	20	1,337,700	0.01	04/15/2026	1,335,109
	S&P 500 Mini Index	20	1,337,700	0.01	05/20/2026	1,334,779
	S&P 500 Mini Index	20	1,337,700	0.01	08/19/2026	1,333,405
	S&P 500 Mini Index	21	1,404,585	0.01	09/16/2026	1,399,236
	S&P 500 Mini Index	20	1,337,700	0.01	10/15/2025	1,337,266
	S&P 500 Mini Index	20	1,337,700	0.01	11/19/2025	1,336,959
	S&P 500 Mini Index	20	1,337,700	0.01	12/17/2025	1,336,258
	S&P 500 Mini Index	20	1,337,700	0.01	07/15/2026	1,333,962
	S&P 500 Mini Index	20	1,337,700	0.01	06/17/2026	1,334,159
	S&P 500 Mini Index	20	1,337,700	0.01	02/18/2026	1,335,768
	(Cost: $14,479,496)					16,088,171
1.81%	PUT
	S&P 500 Mini Index	21	1,404,585	660.04	09/16/2026	68,307
	S&P 500 Mini Index	20	1,337,700	594.99	01/21/2026	12,543
	S&P 500 Mini Index	20	1,337,700	614.42	02/18/2026	20,034
	S&P 500 Mini Index	20	1,337,700	567.53	03/18/2026	14,314
	S&P 500 Mini Index	20	1,337,700	527.57	04/15/2026	11,060
	S&P 500 Mini Index	20	1,337,700	584.46	05/20/2026	23,562
	S&P 500 Mini Index	20	1,337,700	598.09	06/17/2026	29,710
	S&P 500 Mini Index	20	1,337,700	626.37	07/15/2026	42,262
	S&P 500 Mini Index	20	1,337,700	639.58	08/19/2026	51,865
	S&P 500 Mini Index	20	1,337,700	584.25	10/15/2025	336
	S&P 500 Mini Index	20	1,337,700	591.71	11/19/2025	3,964
	S&P 500 Mini Index	20	1,337,700	587.22	12/17/2025	7,338
	(Cost: $723,134)					285,295
103.89%	TOTAL OPTIONS PURCHASED
						16,373,466
	(Cost: $15,202,630)

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Investments

September 30, 2025 (unaudited)

	Shares	Value
104.14%	TOTAL INVESTMENTS	$16,412,740
	(Cost: $15,241,904)
(4.14%)	Liabilities in excess of other assets	(651,748)
100.00%	NET ASSETS	$15,760,992

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2025

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES VI FUND

Schedule of Options Written

September 30, 2025 (unaudited)

(4.51%) OPTIONS WRITTEN
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(3.54%) CALL
S&P 500 Mini Index	20	$ (1,337,700)	$685.59	01/21/2026 $	(31,219)
S&P 500 Mini Index	20	(1,337,700)	709.77	02/18/2026	(17,267)
S&P 500 Mini Index	20	(1,337,700)	653.42	03/18/2026	(89,771)
S&P 500 Mini Index	20	(1,337,700)	626.7	04/15/2026	(138,011)
S&P 500 Mini Index	20	(1,337,700)	678.32	05/20/2026	(71,991)
S&P 500 Mini Index	20	(1,337,700)	692.19	06/17/2026	(61,607)
S&P 500 Mini Index	20	(1,337,700)	723.4	07/15/2026	(35,852)
S&P 500 Mini Index	20	(1,337,700)	735.52	08/19/2026	(32,744)
S&P 500 Mini Index	21	(1,404,585)	756.47	09/16/2026	(25,033)
S&P 500 Mini Index	20	(1,337,700)	669.92	10/15/2025	(11,802)
S&P 500 Mini Index	20	(1,337,700)	676.03	11/19/2025	(21,371)
S&P 500 Mini Index	20	(1,337,700)	685.58	12/17/2025	(21,271)
(Premiums Received: $223,561)					(557,940)
(0.97%) PUT
S&P 500 Mini Index	21	(1,404,585)	594.04	09/16/2026	(38,525)
S&P 500 Mini Index	20	(1,337,700)	535.49	01/21/2026	(5,519)
S&P 500 Mini Index	20	(1,337,700)	552.97	02/18/2026	(9,368)
S&P 500 Mini Index	20	(1,337,700)	510.78	03/18/2026	(7,194)
S&P 500 Mini Index	20	(1,337,700)	474.81	04/15/2026	(5,856)
S&P 500 Mini Index	20	(1,337,700)	526.01	05/20/2026	(12,925)
S&P 500 Mini Index	20	(1,337,700)	538.28	06/17/2026	(16,515)
S&P 500 Mini Index	20	(1,337,700)	563.73	07/15/2026	(23,348)
S&P 500 Mini Index	20	(1,337,700)	575.62	08/19/2026	(29,246)
S&P 500 Mini Index	20	(1,337,700)	525.82	10/15/2025	(2)
S&P 500 Mini Index	20	(1,337,700)	532.54	11/19/2025	(1,195)
S&P 500 Mini Index	20	(1,337,700)	528.51	12/17/2025	(2,878)
(Premiums Received: $379,346)					(152,572)
(4.51%) TOTAL OPTIONS WRITTEN
					$(710,512)
(Premiums Received: $602,907)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
MONEY MARKET FUND		$39,274	$-	$-	$39,274
OPTIONS PURCHASED		-	16,373,466	-	16,373,466
TOTAL INVESTMENTS		$39,274	$16,373,466	$-	$16,412,740

OPTIONS WRITTEN		$-	$(710,512)		$(710,512)
TOTAL SHORT INVESTMENTS		$-	$(710,512)		$(710,512)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,638,997, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,837,191
Gross unrealized depreciation	(773,960)
Net unrealized appreciation	$1,063,231